Debt (Tables)	12 Months Ended
Dec. 31, 2019
2018 Convertible Bridge Notes
Summary of Liability Components Company's Bridge Notes

The following table summarizes information about the liability components the Company’s 2018 Bridge Notes (in thousands):

2018 Bridge Notes	December 31, 2019	December 31, 2018
Principal amount outstanding	$—	$6,800
Unamortized discount and issuance costs	—	(1,781)
Total current convertible notes payable, net	$—	$5,019